STATEMENTS OF OPERATIONS - USD ($) None in scaling factor is -9223372036854775296	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenues
Operating Expenses:
Accounting and audit fees	$ 3,810	$ 5,200	$ 9,610	$ 5,200	$ 12,210	$ 7,600
Attorney fees		1,614		1,614	2,228	1,105
Filing fees	$ 972	$ 1,611	$ 2,403	1,611	6,698	3,307
General corporate fees				750	$ 750	$ 750
Printing and mailing costs
Transfer agent fees	$ 150	$ 550	$ 450	$ 915	$ 2,576	$ 1,745
Exchange fees	$ 2,500		$ 2,500
Other		$ 5		$ 10	$ 41	$ 48
Total Expenses	$ 7,432	8,980	$ 14,963	10,100	24,503	14,555
Net Operating (Loss)	$ (7,432)	(8,980)	$ (14,963)	(10,100)	(24,503)	(14,555)
Other Expenses:
Interest Expense		1,346		2,636	2,636	4,705
Total Other Expenses		1,346		2,636	2,636	4,705
Net Other (Expense)		(1,346)		(2,636)	(2,636)	(4,705)
Net (Loss)	$ (7,432)	$ (10,326)	$ (14,963)	$ (12,736)	$ (27,139)	$ (19,260)
Per Share
Weighted Average Shares Outstanding	7,894,111	7,894,111	7,894,111	7,894,111	7,894,111	7,894,111